PROVISIONS FOR CONTINGENCIES - Reserve for Lawsuit Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 1,179	$ 1,945
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	49	138
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 1,130	$ 1,807